Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

File Nos. 002-84012 and 811-03752

AMG FUNDS

AMG Managers Essex Small/Micro Cap Growth Fund

(Statutory Prospectus and Statement of Additional Information, each dated October 1, 2015, as supplemented

October 19, 2015)

AMG FUNDS III

AMG Managers Cadence Capital Appreciation Fund

AMG Managers Cadence Emerging Companies Fund

AMG Managers Cadence Mid Cap Fund

(Statutory Prospectus and Statement of Additional Information, each dated October 1, 2015, as supplemented

October 19, 2015)

Supplement dated July 20, 2016 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG Managers Essex Small/Micro Cap Growth Fund, a series of AMG Funds, and AMG Managers Cadence Capital Appreciation Fund, AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund, each a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated as noted above.

As described under “Shareholder Guide – Investor Services – Exchange Privileges” in the Statutory Prospectuses and “Purchase, Redemption and Pricing of Shares – Exchange of Shares” in the SAIs, shareholders may currently exchange their shares of the Funds through AMG Funds LLC (the “Investment Manager”) for shares in the Agency Share Class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). Effective September 23, 2016, shareholders of the Funds with existing accounts in the JPMorgan Fund will no longer be able to exchange their shares of the Funds through the Investment Manager for shares of the JPMorgan Fund. Effective August 1, 2016, shareholders of the Funds may exchange their shares of the Funds through the Investment Manager for Agency Shares of the Dreyfus Government Cash Management Fund (the “Dreyfus Fund”). Also effective August 1, 2016, the Investment Manager will no longer accept new accounts in the JPMorgan Fund. There is no minimum purchase requirement to exchange into the Dreyfus Fund if you exchange out of a Fund through the Investment Manager. The Dreyfus Fund is advised, offered and distributed by The Dreyfus Corporation and its affiliates, but an investor may place an exchange order in the same manner as the investor places other exchange orders and as described in the Funds’ Statutory Prospectuses.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST326

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

File Nos. 033-43089 and 811-06431

File Nos. 002-84012 and 811-03752

AMG FUNDS

AMG Chicago Equity Partners Small Cap Value Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2016)

AMG GW&K Small Cap Core Fund

AMG GW&K Municipal Enhanced Yield Fund

AMG GW&K Municipal Bond Fund

AMG GW&K Small Cap Growth Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2016)

AMG Renaissance Large Cap Growth Fund

AMG Renaissance International Equity Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2016)

AMG Managers Skyline Special Equities Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2016)

AMG TimesSquare Small Cap Growth Fund

AMG TimesSquare Mid Cap Growth Fund

AMG TimesSquare International Small Cap Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2016)

AMG Yacktman Focused Fund

AMG Yacktman Fund

AMG Yacktman Special Opportunities Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2016)

AMG FUNDS II

AMG Chicago Equity Partners Balanced Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2016)

AMG Managers High Yield Fund

AMG GW&K Enhanced Core Bond Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2016)

AMG Managers Short Duration Government Fund

AMG Managers Intermediate Duration Government Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2016)

AMG FUNDS III

AMG Managers Special Equity Fund

AMG Managers Bond Fund

AMG Managers Global Income Opportunity Fund

(Statutory Prospectus and Statement of Additional Information, each dated May 1, 2016)

ST329

Supplement dated July 20, 2016 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG Chicago Equity Partners Small Cap Value Fund, AMG GW&K Small Cap Growth Fund, AMG GW&K Small Cap Core Fund, AMG GW&K Municipal Enhanced Yield Fund, AMG GW&K Municipal Bond Fund, AMG Renaissance Large Cap Growth Fund, AMG Renaissance International Equity Fund, AMG Managers Skyline Special Equities Fund, AMG TimesSquare Small Cap Growth Fund, AMG TimesSquare Mid Cap Growth Fund, AMG TimesSquare International Small Cap Fund, AMG Yacktman Focused Fund, AMG Yacktman Fund and AMG Yacktman Special Opportunities Fund, each a series of AMG Funds, AMG Chicago Equity Partners Balanced Fund, AMG Managers High Yield Fund, AMG GW&K Enhanced Core Bond Fund, AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, each a series of AMG Funds II, and AMG Managers Special Equity Fund, AMG Managers Bond Fund and AMG Managers Global Income Opportunity Fund, each a series of AMG Funds III (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated as noted above.

As described under “Shareholder Guide – Investor Services – Exchange Privileges” in the Statutory Prospectuses and “Purchase, Redemption and Pricing of Shares – Exchange of Shares” in the SAIs, shareholders may currently exchange their shares of the Funds through AMG Funds LLC (the “Investment Manager”) for shares in the Agency Share Class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). Effective September 23, 2016, shareholders of the Funds with existing accounts in the JPMorgan Fund will no longer be able to exchange their shares of the Funds through the Investment Manager for shares of the JPMorgan Fund. Effective August 1, 2016, shareholders of the Funds may exchange their shares of the Funds through the Investment Manager for Agency Shares of the Dreyfus Government Cash Management Fund (the “Dreyfus Fund”). Also effective August 1, 2016, the Investment Manager will no longer accept new accounts in the JPMorgan Fund. There is no minimum purchase requirement to exchange into the Dreyfus Fund if you exchange out of a Fund through the Investment Manager. The Dreyfus Fund is advised, offered and distributed by The Dreyfus Corporation and its affiliates, but an investor may place an exchange order in the same manner as the investor places other exchange orders and as described in the Funds’ Statutory Prospectuses.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE